Restricted Net Assets - Additional Information (Detail) - SGD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Restricted Net Asset [Abstract]
Restricted Net Assets		$ 72.4
Restricted assets as a percentage of consolidated net assets	25.00%